Operating Expenses, Commissions, and Premium Taxes - Schedule of Operating Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Employee expenses	$ 5,107	$ 5,102
Premises and equipment	216	182
Capital asset depreciation	241	245
Service fees	1,152	1,101
Amortization of intangible assets	287	193
Impairment of intangible assets	18	9
Impairment of goodwill	170	0
Other expenses	1,850	1,747
Operating expenses	9,041	8,579
Commissions	2,836	2,809
Premium taxes	487	429
Total operating expenses, commissions and premium taxes	12,364	11,817
Employee Expenses [Abstract]
Salaries, bonus, employee benefits	4,846	4,320
Share-based payments	227	757
Other personnel costs	34	25
Total employee expenses	$ 5,107	$ 5,102